CASH AND CASH EQUIVALENTS: (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS:
Schedule of Cash and Cash Equivalents [Table Text Block]

	Year ended December 31
	2019	2018
In US dollars:
Cash	9,349	1,315
Cash equivalents	7,451	6,000
In New Israeli Shekels:
Cash	775	202
	17,575	7,517